Reclassification Adjustments out of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available for Sale Investment Securities | Realized (Gains) Losses on Securities Available for Sale | Investment Security Gains (Losses), net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gross Reclassification Adjustment	$ 1.6	$ (13.9)	$ 13.5
CASH FLOW HEDGES | Foreign Exchange Contracts | Other Operating Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gross Reclassification Adjustment	4.7	4.8	(5.6)
Pension and Other Postretirement Benefit Adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gross Reclassification Adjustment	46.1	33.9	30.2
Pension and Other Postretirement Benefit Adjustments | Employee Benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of Net Actuarial (Gain) Loss	49.0	38.8	33.4
Amortization of Prior Service Cost	$ (2.9)	$ (4.9)	$ (3.2)